INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax for the year	€ (24,479)	€ (23,597)
Adjustments for
Finance income	(3,477)	(1,414)
Finance expenses	2,436	1,732
Depreciation and impairment of property, plant and equipment and right-of-use assets	790	640
Amortization of intangible assets	480	477
Share-based payment transaction expense	1,499	1,757
Increase in provisions	179	119
Other non-cash items	(153)	(16)
Cash generated before changes in working capital	(22,725)	(20,302)
Changes in working capital
(Increase) in inventory	(1,783)	(264)
(Increase) in trade and other receivables	(290)	(671)
Increase/(Decrease) in trade and other payables	1,412	(967)
Cash generated from changes in operations	(23,386)	(22,204)
Income tax paid	(207)	(274)
Net cash from / (used in) operating activities	(23,593)	(22,478)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(448)	(676)
Capitalization of intangible assets	(3,295)	(4,993)
Purchase of financial assets - current	(59,171)	(43,400)
Proceeds from sale of financial assets - current	46,145	52,383
Interest income on financial assets	1,205	572
Net cash from / (used in) investing activities	(15,564)	3,886
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities	(546)	(395)
Repayment of other loan	(42)	(42)
Interests paid	(24)	(14)
Proceeds from issuance of shares, net of transaction costs	45,674	18,279
Other financial costs	(81)	(32)
Net cash from / (used in) financing activities	44,981	17,796
Movement in cash and cash equivalents	5,824	(796)
Effect of exchange rates on cash and cash equivalents	290	(488)
Cash and cash equivalents at January 1	21,610	17,888
Cash and cash equivalents at June 30	€ 27,724	€ 16,604